Unrecognized Tax Benefit Activity Excluding Related Accrual for Interest (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2011
Income Tax Contingency [Line Items]
Balance at beginning of year	$ 0	$ 0
Increase in positions relating to prior periods	166
Increases in positions taken in the current period	931
Balance at end of year	$ 1,097	$ 0